Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2019	Dec. 31, 2018
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.30%	7.40%
Post-tax WACC	5.20%	5.30%
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.10%	9.40%
Post-tax WACC	7.10%	7.50%
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	21.10%	21.20%
Post-tax WACC	12.40%	11.00%
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	13.80%	13.90%
Post-tax WACC	9.70%	9.20%
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.50%	9.20%
Post-tax WACC	6.60%	7.00%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.90%	7.80%
Post-tax WACC	6.20%	5.20%
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.30%	10.70%
Post-tax WACC	5.60%	6.60%
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	21.60%	19.60%
Post-tax WACC	14.80%	11.30%
Uruguay [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.40%
Post-tax WACC	6.80%
2020-2029 [member] | Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.50%
Expected volume growth rates	0.70%
2020-2029 [member] | Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.00%
Expected volume growth rates	8.50%
2020-2029 [member] | Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.40%
Expected volume growth rates	3.00%
2020-2029 [member] | Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.20%
Expected volume growth rates	2.10%
2020-2029 [member] | Panama [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.00%
Expected volume growth rates	5.40%
2020-2029 [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%
Expected volume growth rates	4.00%
2020-2029 [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.60%
Expected volume growth rates	2.00%
2020-2029 [member] | Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	39.20%
Expected volume growth rates	3.70%
2020-2029 [member] | Uruguay [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	7.40%
Expected volume growth rates	2.00%
2019-2028 [member] | Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.00%
Expected volume growth rates		1.40%
2019-2028 [member] | Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.20%
Expected volume growth rates		7.30%
2019-2028 [member] | Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		6.20%
Expected volume growth rates		3.80%
2019-2028 [member] | Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.00%
Expected volume growth rates		1.60%
2019-2028 [member] | Panama [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.40%
Expected volume growth rates		3.00%
2019-2028 [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Expected volume growth rates		4.00%
2019-2028 [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.80%
Expected volume growth rates		1.70%
2019-2028 [member] | Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		21.90%
Expected volume growth rates		2.70%